Shareholder Report, Holdings (Details)	May 31, 2024
C000024823 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000024823 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000024823 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000024823 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000024823 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024823 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000024823 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000024823 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000024823 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024823 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024823 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024823 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000024823 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000024823 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024823 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000024823 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024823 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000024823 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000024823 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000024823 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000024823 [Member] | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024822 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000024822 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000024822 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000024822 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000024822 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024822 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000024822 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000024822 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000024822 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024822 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024822 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000024822 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000024822 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000024822 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000024822 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024822 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024822 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024822 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000024822 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000024822 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000114967 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000114967 [Member] | GHANA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000114967 [Member] | TURKEY
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000114967 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000114967 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000114967 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000114967 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000114967 [Member] | OMAN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114967 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000114967 [Member] | NIGERIA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000024817 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000024817 [Member] | GHANA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024817 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000024817 [Member] | IVORY COAST
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000024817 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000024817 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000024817 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024817 [Member] | OMAN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024817 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024817 [Member] | NIGERIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000129977 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000129977 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000129977 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000129977 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000129977 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000129977 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000129977 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000129977 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000129977 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000129977 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000129977 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000129977 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000129977 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000129977 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129977 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000129977 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000129977 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000129977 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000129977 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000129977 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000129977 [Member] | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024819 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000024819 [Member] | GHANA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024819 [Member] | TURKEY
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024819 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000024819 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000024819 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000024819 [Member] | EGYPT
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024819 [Member] | OMAN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024819 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024819 [Member] | NIGERIA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000130407 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000130407 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000130407 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000130407 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000130407 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130407 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000130407 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000130407 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000130407 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000130407 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000130407 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130407 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000130407 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000130407 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130407 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000130407 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000130407 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000130407 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000130407 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000130407 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130407 [Member] | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024825 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000024825 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000024825 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000024825 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000024825 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024825 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000024825 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000024825 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000024825 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024825 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024825 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024825 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000024825 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000024825 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024825 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000024825 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024825 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000024825 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000024825 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000024825 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000024825 [Member] | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000090240 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000090240 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000090240 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000090240 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000090240 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000090240 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000090240 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000090240 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000090240 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000090240 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000090240 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000090240 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000090240 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000090240 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000090240 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000090240 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000090240 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000090240 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000090240 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000090240 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000090240 [Member] | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024820 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000024820 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000024820 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000024820 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000024820 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024820 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000024820 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000024820 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000024820 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024820 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024820 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000024820 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000024820 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000024820 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000024820 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024820 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024820 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024820 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000024820 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000024820 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000062082 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000062082 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000062082 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000062082 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000062082 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000062082 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000062082 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000062082 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000062082 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000062082 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000062082 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000062082 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000062082 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000062082 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000062082 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000062082 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000062082 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000062082 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000062082 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000062082 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%